Jul. 29, 2015

GOLDMAN SACHS TRUST

Institutional Shares and Administration Shares of the

Goldman Sachs Limited Maturity Obligations Fund (the “Fund”)

Supplement dated February 11, 2016 to the

Prospectus (the “Prospectus”) and the

Statement of Additional Information (the “SAI”),

each dated July 29, 2015, as supplemented to date

In addition, effective immediately, Goldman Sachs Asset Management (“GSAM”), the Fund’s investment adviser, has agreed to increase the management fee waiver in effect for the Fund, such that the Fund’s annualized effective net management fee rate will be reduced from 0.18% to 0.15% of the Fund’s average daily net assets. The Fund’s net expense ratios will be reduced as a result of this change.

Accordingly, effective immediately, the Fund’s disclosure is modified as follows:

The following replaces in its entirety the “Annual Fund Operating Expenses” table and its related footnotes in the “Goldman Sachs Limited Maturity Obligations Fund—Summary—Fees and Expenses of the Fund” section of the Prospectus:

	Institutional	Administration
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Management Fees	0.25%	0.25%
Distribution and Service (12b-1) Fees	None	None
Other Expenses	2.68%	2.93%
Administration Fees	None	0.25%
All Other Expenses[1]	2.68%	2.68%
Total Annual Fund Operating Expenses	2.93%	3.18%
Fee Waiver and Expense Limitation[2]	(2.77)%	(2.77)%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Limitation	0.16%	0.41%
[1]	The Fund’s “All Other Expenses” have been restated to reflect expenses expected to be incurred during the current fiscal year.
[2]	The Investment Adviser has agreed to (i) waive a portion of its management fee in order to achieve an effective net management fee rate of 0.15% as an annual percentage rate of the Fund’s average daily net assets and (ii) reduce or limit “Other Expenses” (excluding acquired fund fees and expenses, transfer agency fees and expenses, administration fees, taxes, interest, brokerage fees, shareholder meeting, litigation, indemnification and extraordinary expenses) to 0.004% of the Fund’s average daily net assets. Additionally, Goldman Sachs & Co. (“Goldman Sachs”), the Fund’s transfer agent, has agreed to waive a portion of its transfer agency fee (a component of “All Other Expenses”) in order to achieve an effective net transfer agency fee rate of 0.01% as an annual percentage rate of the Fund’s average daily net assets. These arrangements will remain in effect through at least February 11, 2017 and prior to such date the Investment Adviser may not terminate the arrangement without the approval of the Board of Trustees.

The following replaces in its entirety the table in the “Goldman Sachs Limited Maturity Obligations Fund—Summary—Expense Example” section of the Prospectus:

	1 Year	3 Years	5 Years	10 Years
Institutional Shares	$19	$647	$1,302	$3,059
Administration Shares	$43	$721	$1,424	$3,297